Supplementary Oil and Gas Information - (Unaudited) - Capitalized Costs (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Capitalized Costs Relating To Oil and Gas Producing Activities By Geographic Area [line items]
Proved oil and gas properties	$ 10,388	$ 10,776
Unproved oil and gas properties	0	0
Total capitalized costs	10,388	10,776
Accumulated depletion and depreciation	(8,709)	(8,202)
Net capitalized costs	$ 1,679	$ 2,574